Note 46 - Related-Party Transactions - Balance Of Income Statement Arising From Transactions With Entities Of The Group (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transactions Abstract
Financial incomes	€ 11	€ 12
Financial costs	1	0
Fee And Commission Income	2	2
Fee And Commission Expense	€ 26	€ 27